ERShares Private-Public Crossover ETF
Schedule of Investments
September 30, 2025 (Unaudited)
Common Stocks — 92.05% Shares Fair Value
Communications — 21.99%
AppLovin Corp., Class A
(a)
40,069 $ 28,791,179
Maplebear Inc
(a)
196,016 7,205,548
Meta Platforms, Inc., Class A 38,964 28,614,383
Netflix, Inc.
(a)
15,420 18,487,347
Reddit, Inc., Class A
(a)
73,965 17,011,210
Trade Desk, Inc. (The), Class A
(a)
161,145 7,897,716
108,007,383
Consumer Discretionary — 10.36%
Airbnb, Inc., Class A
(a)
97,540 11,843,307
DoorDash, Inc., Class A
(a)
57,226 15,564,900
DraftKings, Inc., Class A
(a)
233,592 8,736,341
Tesla, Inc.
(a)
33,128 14,732,684
50,877,232
Energy — 1.68%
Antero Resources Corp.
(a)
245,364 8,234,416
Financials — 9.88%
Coinbase Global, Inc., Class A
(a)
34,771 11,734,865
Interactive Brokers Group, Inc., Class A 182,476 12,556,173
Robinhood Markets, Inc., Class A
(a)
107,898 15,448,836
Toast, Inc., Class A
(a)
240,582 8,783,649
48,523,523
Health Care — 9.27%
Exelixis, Inc.
(a)
204,525 8,446,883
Medpace Holdings, Inc.
(a)
27,295 14,033,997
Natera, Inc.
(a)
65,769 10,586,836
ResMed, Inc. 45,540 12,465,664
45,533,380
Industrials — 3.03%
Rocket Lab Corp.
(a)
310,357 14,869,204
Technology — 35.84%
Affirm Holdings, Inc., Class A
(a)
164,205 12,000,102
Appfolio, Inc., Class A
(a)
35,768 9,859,807
Arista Networks, Inc.
(a)
134,995 19,670,121
Corpay, Inc.
(a)
25,338 7,298,864
Crowdstrike Holdings, Inc., Class A
(a)
29,986 14,704,534
Nvidia Corp. 265,322 49,503,779
Oracle Corp. 73,059 20,547,113
Palantir Technologies, Inc., Class A
(a)
95,052 17,339,385
Paylocity Holding Corp.
(a)
49,581 7,896,766
Ubiquiti, Inc. 25,986 17,165,832
175,986,303
Total  Common Stocks
  (Cost $373,464,503) 452,031,441

ERShares Private-Public Crossover ETF
Schedule of Investments (continued)
September 30, 2025 (Unaudited)
Partnership Shares — 7.91% Shares Fair Value
Anduril Holdings, SPV LP
(a)(b)(c)(d)
70,588 $ 3,000,000
Astra Holdings SPV, LP
(a)(b)(c)(d)(e)
182,583 33,777,777
FIKA Holdings SPV, LP
(a)(b)(c)(d)(f)
54,206 2,086,646
Total  Partnership Shares
  (Cost $36,990,000) 38,864,423
Total Investments — 99.96%
    (Cost $410,454,503) 490,895,864
Other Assets in Excess of Liabilities — 0.04% 178,167
Net Assets — 100.00% $ 491,074,031
(a) Non-income producing security.
(b) Illiquid security.
(c) Level 3 securities fair valued using significant unobservable inputs.
(d) Restricted investment as to resale.
(e) Delaware limited partnership holding investments in underlying SPVs holding investments in Space
Exploration Technology, Corp.
(f) Delaware limited partnership holding investment in Klarna PLC.
SPV - Special Purpose Vehicle